Label	Element	Value
VanEck Vectors Global Alternative Energy ETF
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JULY 9, 2019 TO

THE PROSPECTUS DATED MAY 1, 2019 (as supplemented)

AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION

OF VANECK VECTORS ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES TO NAME AND INVESTMENT POLICIES

This Supplement updates certain information contained in the above-dated Prospectus and the current Statement of Additional Information for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors Global Alternative Energy ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, all references to “VanEck Vectors Global Alternative Energy ETF” are hereby deleted and replaced with “VanEck Vectors Low Carbon Energy ETF.” Additionally, all references to the Fund’s ticker “GEX” are hereby deleted and replaced with “SMOG”.

In connection with the change to the Fund’s name, the Fund’s current investment policy to normally invest at least 80% of its total assets in stocks of companies primarily engaged in the business of alternative energy is hereby replaced with the following: The Fund normally invests at least 80% of its total assets in stocks of low carbon energy companies. Accordingly, the Fund’s disclosure is hereby modified as follows:

The first paragraph of the “Principal Investment Strategies” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund normally invests at least 80% of its total assets in stocks of low carbon energy companies. Such companies may include small- and medium-capitalization companies and foreign issuers. “Low carbon energy companies” refers to companies primarily engaged in alternative energy, including renewable energy, alternative fuels and related enabling technologies (such as advanced batteries). Alternative energy refers to the generation of power through environmentally friendly sources that can replace or supplement traditional fossil-fuel sources and that may reduce the global carbon footprint. It includes power derived principally from bio-fuels (such as ethanol), wind, solar, hydro and geothermal sources and also includes the various technologies that support the production, use and storage of these sources. As of December 31, 2018, the Ardour Global Index included 30 securities of companies with a market capitalization range of between approximately $381.4 million and $57.2 billion and a weighted average market capitalization of $13.8 billion. As of December 31, 2018, approximately 20.6% of the Fund’s assets were invested in securities of European issuers. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. Under normal market conditions, the Fund intends to invest at least 30% of its assets in the securities of non-U.S. companies located in at least three different countries.

The “Principal Risks of Investing in the Fund—Risk of Investing in Alternative Energy Companies” and the “Additional Information About the Funds’ Investment Strategies and Risks—Risks of Investing in the Funds—Risk of Investing in Alternative Energy Companies” sections of the Prospectus are hereby deleted in their entirety and replaced with the following:

Risk of Investing in Low Carbon Energy Companies. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of low carbon (i.e., alternative) energy companies. Low carbon energy refers to the generation of power through environmentally friendly sources that can replace or supplement traditional fossil-fuel sources and that may reduce the global carbon footprint. It includes power derived principally from bio fuels (such as ethanol), wind, solar, hydro and geothermal sources and also includes the various technologies that support the production, use and storage of these sources.

Alternative energy companies may be significantly affected by the competition from new and existing market entrants, obsolescence of technology, short product cycles, production spending, varying prices and profits, commodity price volatility, changes in exchange rates, imposition of import controls, depletion of resources, seasonal weather conditions, technological developments and general economic conditions, market sentiment, fluctuations in energy prices and supply and demand of alternative energy fuels, fluctuations in the price of oil and gas, energy conservation efforts, the success of exploration projects, tax and other government regulations (such as incentives and subsidies) and international political events. Additionally, adverse weather conditions may cause fluctuations in renewable energy generation and adversely affect the cash flows associated with these assets.

Further, alternative energy companies may be subject to risks associated with hazardous materials and can be significantly and adversely affected by legislation resulting in more strict government regulations and enforcement policies and specific expenditures for environmental cleanup efforts. There are also risks associated with a failure to enforce environmental law. If the government reduces environmental regulations or their enforcement, companies that produce products designed to provide a clean environment are less likely to prosper. Alternative energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value alternative energy companies have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of certain alternative and transitional energy company share prices. If government subsidies and incentives for alternative energy sources are reduced or eliminated, the demand for alternative energy may decline and cause corresponding declines in the revenues and profits of alternative energy companies. In addition, changes in U.S., European and other governments’ policies towards alternative energy technology also may have an adverse effect on the Fund’s performance. Furthermore, the Fund may invest in the shares of companies with a limited operating history, some of which may never have operated profitably. Investment in young companies with a short operating history is generally riskier than investing in companies with a longer operating history. The Fund will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different or more established industries.

Please retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors Global Alternative Energy ETF